Stock option plan (Details) - Option plan		12 Months Ended
		Dec. 31, 2022 shares R$ / shares		Dec. 31, 2021 shares R$ / shares	Dec. 31, 2020 shares R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding		10,000		25,000	15,000
Number of options granted		(14,300)		(24,900)	(10,000)
Weighted average exercise price of options outstanding | R$ / shares		R$ 25,190		R$ 93,260	R$ 14,830
Weighted average exercise price of share options granted | R$ / shares		R$ 186,920	[1]	R$ 220,380
Number of options forfeited	[1]	(10,000)
Number of options exercised	[2]	(5,063)		(54,570)

[1]	This represents options held by participants who left the Group and did not exercise the options already vested, and with no future right to exercise.
[2]	Exercise of vested options by participants in the Stock Option Plan, in accordance with the Plan’s predetermined rules. For the period ended December 31, 2022, the Group received R$276 regarding the exercise of 5,063 options.